Dreyfus Connecticut Municipal Money Market Fund, Inc.

Investing in short-term, high-quality municipal obligations for current income exempt from federal and Connecticut state income taxes

PROSPECTUS February 1, 1999


Revised June 15, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT

What every investor should know about the fund
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                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                                  FOR MORE INFORMATION

Information for managing your fund account
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                                  Back Cover

Where to learn more about this and other Dreyfus funds

The Fund

Dreyfus Connecticut Municipal  Money Market Fund, Inc.
--------------------------------

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income -- exempt from federal and Connecticut state income taxes -- as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all net assets in municipal obligations, the interest from which is exempt from federal and Connecticut state personal income taxes. When the fund manager believes that acceptable Connecticut municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to Connecticut state income tax, but are free from federal income tax. Municipal obligations are typically divided into two types:

* general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

* revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*   invest only in high-quality, dollar-denominated obligations





<PAGE 2>

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yields may be substantially eroded by inflation.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* Connecticut's economy and revenues underlying its municipal obligations may decline


* the fund is non-diversified, meaning that its portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state


* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal and Connecticut state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income tax.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The Fund



<PAGE 3>

PAST PERFORMANCE

The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table averages the fund's performance over time. Both tables assume reinvestment of dividends. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                    N/A       N/A      4.39      2.90      2.22      2.59      3.36      2.84      2.97      2.77
                    1989      1990     1991      1992      1993      1994      1995      1996      1997      1998


BEST QUARTER:                                 Q1 '91          1.15%

WORST QUARTER:                                Q1 '94          0.49%

The fund's 7-day yield on 12/31/98 was 2.79%. For the fund's current yield, call toll-free 1-800-645-6561.
                        --------------------------------------------------------

Average annual total return AS OF 12/31/98

                                                       Inception

1 Year                            5 Years              (7/12/90)
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2.77%                             2.91%                 3.17%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
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Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.50%

Shareholder services fee                                                  0.10%

Other expenses                                                            0.25%
                        --------------------------------------------------------

TOTAL                                                                     0.85%
                        --------------------------------------------------------

Expense example

1 Year                               3 Years                     5 Years                         10 Years
--------------------------------------------------------------------------------------------------------------------
$87                                   $271                        $471                            $1,049

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended September 30, 1998, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.30%, reducing total expenses from 0.85% to 0.65%. This waiver was voluntary and subject to being eliminated at any time.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund



<PAGE 5>

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. The fund pays Dreyfus an annual management fee of 0.50% of the fund's average net assets. For the fiscal year ended September 30, 1998, Dreyfus waived or reimbursed a portion of its management fee so that the net fee paid by the fund was 0.30%. Dreyfus is the mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.





<PAGE 6>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                 YEAR ENDED SEPTEMBER 30,

                                                             1998           1997           1996            1995           1994
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PER-SHARE DATA ($)

Net asset value,
beginning of period                                          1.00           1.00            1.00           1.00           1.00

Investment operations:

      Investment income -- net                               .029           .029            .029           .033           .023

Distributions:

      Dividends from investment
      income -- net                                         (.029)         (.029)          (.029)         (.033)         (.023)

Net asset value, end of period                               1.00           1.00            1.00           1.00           1.00

Total return (%)                                             2.89           2.93            2.94           3.35           2.33
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RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                     .65            .65             .63            .45            .22

Ratio of net investment income
to average net assets (%)                                    2.85           2.89            2.90           3.31           2.30

Decrease reflected in above
expense ratios due to
actions by Dreyfus (%)                                        .20            .04             .03            .18            .42
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                     183,078        181,930         190,027        232,932        242,067

The Fund



<PAGE 7>

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.
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Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500      $100
                                                            $500 FOR
                                                            TELETRANSFER
                                                            INVESTMENTS

DREYFUS AUTOMATIC                               $100        $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.






<PAGE 8>

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check for recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*         change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if in doubt.



<PAGE 10>


DISTRIBUTIONS AND TAXES

The fund usually pays its shareholders dividends from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are exempt from federal and Connecticut state income taxes, if they are derived from Connecticut municipal obligations or obligations which Connecticut is prohibited by federal law from taxing. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS: income or interest paid by the investments in the fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

Your Investment



<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange $500 or more from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you.


Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 9387, Providence, RI 02940-9387

           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900052694

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900052694

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.





<PAGE 14>

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 15>

NOTES

For More Information

                        Dreyfus Connecticut Municipal  Money Market Fund, Inc.
                        -----------------------------

                        SEC file number:  811-6014

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance and lists portfolio holdings.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation
101P0699